Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 09, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000069425
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Europe Hedged Equity Fund $19,816
Account Value	$ 19,816	$ 20,657	$ 19,892	$ 18,437	$ 18,153	$ 18,107	$ 18,742	$ 18,783	$ 18,520	$ 18,842	$ 19,285		$ 18,992	$ 19,623	$ 18,772	$ 17,728	$ 17,451	$ 16,803	$ 15,524	$ 16,060	$ 16,411	$ 16,954	$ 16,504	$ 15,713	$ 16,163	$ 16,134	$ 15,752	$ 15,117	$ 13,807	$ 14,411	$ 13,338	$ 12,347	$ 12,978	$ 13,759	$ 12,804	$ 14,163	$ 14,126	$ 14,159	$ 14,106	$ 14,796	$ 15,372	$ 14,547	$ 14,944	$ 14,461	$ 15,077	$ 14,749	$ 14,434	$ 14,226	$ 13,830	$ 13,609	$ 12,518	$ 12,421	$ 12,440	$ 12,280	$ 10,858	$ 11,505	$ 11,395	$ 11,049	$ 11,143	$ 10,610	$ 10,228	$ 9,438	$ 11,292	$ 12,388	$ 12,811	$ 12,668	$ 12,325	$ 12,209	$ 11,780	$ 12,036	$ 12,000	$ 11,324	$ 12,038	$ 11,390	$ 11,183	$ 10,741	$ 10,088	$ 10,641	$ 10,668	$ 11,288	$ 11,386	$ 11,693	$ 11,290	$ 11,344	$ 11,384	$ 10,917	$ 11,056	$ 11,470	$ 11,118	$ 11,208	$ 11,510	$ 11,220	$ 10,703	$ 10,769	$ 10,769	$ 11,110	$ 11,042	$ 10,700	$ 10,152	$ 9,725	$ 9,791	$ 9,142	$ 9,219	$ 9,117	$ 9,093	$ 8,958	$ 8,469	$ 8,888	$ 8,655	$ 8,615	$ 8,337	$ 8,544	$ 8,958	$ 9,675	$ 9,354	$ 8,393	$ 8,864	$ 9,829	$ 9,403	$ 9,814	$ 9,785	$ 10,000
C000151994
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Europe Hedged SmallCap Equity Fund
Account Value	$ 22,521	22,471	21,596	20,496	20,287	20,207	20,766	20,482	20,386	19,878	20,854		19,914	19,790	18,761	18,668	18,508	17,846	16,454	16,952	17,461	17,624	17,113	16,606	17,114	16,805	17,383	16,787	15,510	15,716	14,777	13,710	14,861	15,542	14,929	16,569	16,418	16,385	16,416	17,118	17,462	16,765	17,225	16,685	17,300	16,888	16,359	16,436	15,976	15,630	14,753	14,376	14,238	13,795	11,811	12,506	12,570	12,035	12,022	11,849	11,419	10,386	13,233	14,278	14,579	14,327	13,824	13,410	12,922	13,111	13,269	12,618	13,491	12,922	12,720	12,313	11,350	12,027	12,104	13,007	12,999	13,204	12,939	13,108	13,347	12,852	13,192	13,482	13,108	13,028	13,087	12,898	12,366	12,429	12,261	12,499	12,176	11,696	11,076	10,816	10,717	9,948	10,112	10,006	9,936	9,936	9,313	10,052	9,754	9,617	9,231	9,267	9,935	10,153	9,893	9,209	9,540	10,272	9,814	10,189	10,035	10,000
C000248668
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree India Hedged Equity Fund $10,315
Account Value	$ 10,315	9,767	10,365	10,495	10,671	10,621	11,252	11,058	10,975	10,678	10,042	$ 10,000
C000135785
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International Hedged Quality Dividend Growth Fund
Account Value	$ 21,703	23,100	23,201	21,884	21,995	21,950	22,662	22,937	22,629	22,565	22,509		22,016	22,583	21,849	21,039	20,563	19,716	18,453	18,982	19,461	19,710	19,519	18,945	19,472	18,964	18,260	18,347	17,200	17,728	16,498	15,882	16,795	17,514	16,216	17,735	17,859	18,411	17,878	18,094	19,405	18,520	18,719	18,301	19,075	18,862	18,361	17,978	17,605	17,058	16,447	16,311	16,208	15,620	14,330	14,951	14,600	14,145	14,222	13,951	13,247	12,378	13,465	14,571	14,631	14,227	13,725	13,440	13,154	13,302	13,090	12,508	13,153	12,717	12,354	11,840	11,022	11,813	11,884	12,686	12,852	12,919	12,603	12,665	12,452	12,113	12,212	12,610	12,484	12,350	12,425	12,066	11,765	11,604	11,573	11,852	11,530	11,130	10,795	10,371	10,278	9,998	10,005	10,204	10,159	10,275	9,858	10,129	9,846	9,827	9,572	9,774	10,110	10,264	10,057	9,350	9,570	10,245	9,821	10,304	10,178	10,000
C000033618
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Japan Hedged Equity Fund
Account Value	$ 27,025	26,745	27,560	27,543	26,178	26,296	25,492	25,840	26,928	27,000	26,553		26,176	26,099	24,763	23,166	21,160	21,340	20,113	20,762	20,256	19,962	19,445	17,643	16,877	16,414	16,211	15,731	15,032	15,554	14,675	13,967	14,837	14,575	14,142	14,453	14,245	14,466	13,799	13,844	13,983	13,262	13,766	13,977	13,354	13,060	13,405	13,450	12,932	13,298	12,454	11,992	11,820	11,313	10,235	10,467	10,454	9,563	10,100	10,143	9,538	9,048	10,111	11,198	11,514	11,356	11,138	10,499	9,795	10,268	10,199	9,799	10,738	10,434	10,504	10,343	9,710	10,863	10,861	11,916	11,306	11,412	11,159	11,251	11,573	11,148	11,636	12,120	11,958	11,634	11,518	10,938	10,402	10,444	10,354	10,024	10,016	9,908	9,985	9,828	9,780	9,392	8,804	8,288	8,397	8,084	7,463	8,527	8,361	8,436	8,036	9,013	9,773	10,032	9,863	8,810	9,588	10,470	10,485	10,929	10,347	10,000
C000127778
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Japan Hedged SmallCap Equity Fund
Account Value	$ 27,078	26,370	26,930	26,969	26,012	25,786	25,612	25,525	26,507	26,220	25,738		25,459	25,444	24,269	23,477	22,347	21,958	20,989	21,248	20,893	20,291	19,526	18,216	18,147	17,685	17,473	16,976	16,348	16,617	16,148	15,740	16,073	15,786	15,281	15,072	15,034	15,069	15,140	14,825	15,302	14,566	15,599	15,845	15,405	15,031	15,100	14,996	14,845	15,345	14,108	13,744	13,665	13,238	12,778	13,241	12,774	11,787	12,446	12,626	11,776	11,261	11,988	13,680	14,331	14,043	13,753	12,850	12,041	12,590	12,377	12,075	13,037	12,855	13,014	12,624	12,111	13,683	13,316	14,690	14,118	14,411	14,235	14,400	14,594	13,956	14,393	14,866	14,738	14,298	14,108	13,516	12,908	12,733	12,568	12,153	11,921	11,698	11,801	11,459	11,384	10,869	10,326	9,668	9,435	9,510	8,833	9,796	9,503	9,617	9,088	10,036	10,652	10,814	10,525	9,776	10,316	10,880	10,730	10,746	10,229	10,000
MSCI EMU Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EMU Local Currency Index
Account Value	$ 17,614	18,173	17,566	16,376	16,155	16,149	16,708	16,539	16,275	16,206	16,619		16,177	16,494	15,792	15,286	14,963	14,495	13,430	13,883	14,344	14,801	14,522	13,989	14,344	14,134	14,034	13,808	12,595	13,063	12,054	11,170	11,924	12,556	11,702	12,889	12,816	13,071	13,163	13,890	14,392	13,715	14,182	13,623	14,099	13,761	13,582	13,442	13,115	12,838	12,045	11,627	11,783	11,555	9,867	10,451	10,646	10,284	10,430	9,943	9,493	8,914	10,767	11,695	11,902	11,767	11,465	11,326	10,921	11,058	11,045	10,506	11,164	10,618	10,481	10,085	9,488	10,082	10,169	10,873	10,904	11,202	10,827	10,923	11,085	10,572	10,798	11,223	10,874	10,970	11,196	10,932	10,468	10,516	10,478	10,749	10,580	10,343	9,812	9,561	9,655	9,028	9,059	8,943	8,941	8,822	8,393	8,930	8,743	8,639	8,406	8,669	9,254	9,816	9,535	8,692	9,114	9,953	9,507	9,897	9,855	10,000
MSCI EMU Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EMU Local Currency Index
Account Value	$ 17,614	18,173	17,566	16,376	16,155	16,149	16,708	16,539	16,275	16,206	16,619		16,177	16,494	15,792	15,286	14,963	14,495	13,430	13,883	14,344	14,801	14,522	13,989	14,344	14,134	14,034	13,808	12,595	13,063	12,054	11,170	11,924	12,556	11,702	12,889	12,816	13,071	13,163	13,890	14,392	13,715	14,182	13,623	14,099	13,761	13,582	13,442	13,115	12,838	12,045	11,627	11,783	11,555	9,867	10,451	10,646	10,284	10,430	9,943	9,493	8,914	10,767	11,695	11,902	11,767	11,465	11,326	10,921	11,058	11,045	10,506	11,164	10,618	10,481	10,085	9,488	10,082	10,169	10,873	10,904	11,202	10,827	10,923	11,085	10,572	10,798	11,223	10,874	10,970	11,196	10,932	10,468	10,516	10,478	10,749	10,580	10,343	9,812	9,561	9,655	9,028	9,059	8,943	8,941	8,822	8,393	8,930	8,743	8,639	8,406	8,669	9,254	9,816	9,535	8,692	9,114	9,953	9,507	9,897	9,855	10,000
MSCI India Index (Local)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Local)
Account Value	$ 10,280	9,621	10,353	10,611	10,789	10,781	11,712	11,480	11,341	10,863	10,167	10,000
MSCI EAFE Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Account Value	$ 18,497	19,023	18,845	17,977	17,904	17,802	18,090	18,160	18,079	17,942	18,042		17,609	17,764	17,080	16,578	16,156	15,708	14,876	15,392	15,560	15,851	15,590	15,049	15,290	14,950	14,876	14,784	13,908	14,340	13,474	12,792	13,640	13,957	13,269	14,168	14,196	14,397	14,096	14,410	14,954	14,336	14,706	14,392	14,581	14,261	14,205	14,012	13,726	13,555	12,878	12,550	12,598	12,295	10,871	11,314	11,427	10,977	11,177	10,890	10,465	9,926	11,343	12,340	12,493	12,328	12,076	11,877	11,471	11,755	11,672	11,194	11,738	11,355	11,204	10,828	10,268	10,906	10,930	11,694	11,528	11,726	11,425	11,461	11,538	11,042	11,293	11,674	11,535	11,398	11,458	11,128	10,834	10,839	10,766	10,850	10,629	10,482	10,235	10,020	10,011	9,577	9,461	9,349	9,322	9,236	8,817	9,163	8,994	8,883	8,630	8,948	9,503	9,770	9,644	8,936	9,386	10,163	9,818	10,272	10,115	10,000
MSCI Japan Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Local Currency Index
Account Value	$ 20,810	20,939	21,812	21,797	20,901	21,061	20,579	21,069	21,662	21,890	21,538		21,282	21,513	20,652	19,583	18,053	18,139	17,117	17,662	17,601	17,604	17,383	16,142	15,445	15,041	14,807	14,701	14,043	14,812	14,385	13,605	14,536	14,382	13,831	14,219	14,089	14,474	13,804	13,966	14,703	14,228	14,649	14,834	14,215	13,777	14,112	13,949	13,724	14,089	13,441	13,012	12,961	12,572	11,204	11,494	11,438	10,597	10,988	10,974	10,283	9,851	10,600	11,723	11,917	11,763	11,547	11,010	10,393	10,740	10,642	10,338	11,042	10,823	10,824	10,586	10,058	11,155	11,043	12,141	11,503	11,587	11,419	11,490	11,688	11,284	11,566	12,013	11,854	11,694	11,529	10,918	10,470	10,517	10,482	10,208	9,989	9,882	9,959	9,910	9,899	9,578	9,051	8,609	8,655	8,542	8,031	8,901	8,677	8,710	8,352	9,211	9,973	10,187	10,072	9,080	9,858	10,701	10,519	10,854	10,332	10,000
MSCI Japan Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Local Currency Index
Account Value	$ 20,810	20,939	21,812	21,797	20,901	21,061	20,579	21,069	21,662	21,890	21,538		21,282	21,513	20,652	19,583	18,053	18,139	17,117	17,662	17,601	17,604	17,383	16,142	15,445	15,041	14,807	14,701	14,043	14,812	14,385	13,605	14,536	14,382	13,831	14,219	14,089	14,474	13,804	13,966	14,703	14,228	14,649	14,834	14,215	13,777	14,112	13,949	13,724	14,089	13,441	13,012	12,961	12,572	11,204	11,494	11,438	10,597	10,988	10,974	10,283	9,851	10,600	11,723	11,917	11,763	11,547	11,010	10,393	10,740	10,642	10,338	11,042	10,823	10,824	10,586	10,058	11,155	11,043	12,141	11,503	11,587	11,419	11,490	11,688	11,284	11,566	12,013	11,854	11,694	11,529	10,918	10,470	10,517	10,482	10,208	9,989	9,882	9,959	9,910	9,899	9,578	9,051	8,609	8,655	8,542	8,031	8,901	8,677	8,710	8,352	9,211	9,973	10,187	10,072	9,080	9,858	10,701	10,519	10,854	10,332	10,000
WisdomTree Europe Hedged Equity Index
Account Value [Line Items]
Account Value	20,597	21,477	20,647	19,117	18,811	18,754	19,404	19,434	19,154	19,480	19,940		19,651	20,329	19,435	18,342	18,045	17,357	16,042	16,589	16,947	17,515	17,043	16,224	16,708	16,698	16,307	15,642	14,277	14,898	13,773	12,745	13,390	14,207	13,209	14,612	14,589	14,622	14,563	15,273	15,859	14,995	15,394	14,888	15,518	15,171	14,835	14,535	14,209	13,986	12,861	12,756	12,768	12,597	11,119	11,772	11,656	11,295	11,382	10,839	10,446	9,630	11,526	12,645	13,072	12,919	12,559	12,436	11,990	12,245	12,203	11,506	12,252	11,586	11,368	10,913	10,249	10,802	10,825	11,437	11,541	11,860	11,440	11,493	11,548	11,078	11,221	11,632	11,270	11,352	11,656	11,361	10,838	10,902	10,894	11,237	11,181	10,824	10,266	9,832	9,887	9,217	9,287	9,177	9,155	9,008	8,507	8,926	8,695	8,655	8,369	8,574	8,989	9,704	9,378	8,409	8,880	9,840	9,406	9,810	9,785	10,000
MSCI EMU Small Cap Local Currency Index
Account Value [Line Items]
Account Value	18,305	18,456	17,934	17,163	17,048	17,068	17,648	17,621	17,725	17,336	18,429		17,663	17,714	16,931	16,937	17,087	16,280	15,026	15,770	16,422	16,773	16,290	15,864	16,326	16,217	16,889	16,411	14,985	15,229	14,373	13,303	14,699	15,467	14,698	16,813	16,783	16,913	16,837	17,377	18,082	17,387	18,064	17,554	18,148	17,534	17,133	17,251	16,806	16,281	15,466	14,895	14,670	13,987	11,829	12,648	12,657	12,105	12,059	11,714	11,095	10,077	12,725	13,671	13,907	13,603	13,118	12,805	12,507	12,722	12,666	12,101	12,931	12,319	12,126	11,758	10,848	11,635	11,911	12,941	13,194	13,297	13,059	13,266	13,384	12,937	13,209	13,594	13,140	12,932	13,089	12,891	12,291	12,248	12,059	12,331	11,989	11,525	10,985	10,694	10,571	9,941	10,105	10,182	10,061	9,951	9,383	10,136	9,825	9,718	9,340	9,480	10,241	10,375	10,093	9,403	9,795	10,342	9,820	10,188	10,020	10,000
WisdomTree Europe Hedged SmallCap Equity Index
Account Value [Line Items]
Account Value	22,717	22,733	21,839	20,709	20,515	20,425	20,982	20,687	20,583	20,065	21,061		20,140	20,014	18,981	18,879	18,714	18,030	16,601	17,093	17,613	17,773	17,249	16,733	17,272	16,958	17,561	16,956	15,654	15,861	14,892	13,804	14,970	15,650	15,026	16,689	16,570	16,544	16,581	17,309	17,649	16,937	17,386	16,831	17,441	17,022	16,483	16,513	16,119	15,769	14,887	14,508	14,354	13,903	11,874	12,569	12,635	12,095	12,064	11,898	11,468	10,417	13,276	14,323	14,617	14,375	13,860	13,433	12,937	13,122	13,278	12,615	13,518	12,951	12,746	12,335	11,369	12,054	12,120	13,042	13,047	13,270	12,979	13,154	13,425	12,917	13,300	13,577	13,209	13,102	13,170	12,993	12,462	12,542	12,361	12,587	12,275	11,793	11,167	10,882	10,780	9,996	10,146	10,016	9,951	9,939	9,301	10,053	9,761	9,629	9,235	9,269	9,940	10,141	9,883	9,194	9,534	10,266	9,814	10,186	10,044	10,000
WisdomTree India Hedged Equity Net Total Return Index
Account Value [Line Items]
Account Value	10,354	9,694	10,462	10,641	10,888	10,902	11,704	11,452	11,316	10,858	10,126	$ 10,000
WisdomTree International Hedged Quality Dividend Growth Index
Account Value [Line Items]
Account Value	23,038	24,543	24,628	23,203	23,291	23,229	23,943	24,230	23,892	23,820	23,748		23,237	23,846	23,076	22,191	21,682	20,763	19,400	19,953	20,457	20,714	20,502	19,876	20,426	19,899	19,158	19,240	18,030	18,588	17,255	16,597	17,552	18,310	16,949	18,526	18,666	19,246	18,687	18,936	20,281	19,340	19,491	19,046	19,860	19,642	19,096	18,611	18,277	17,692	17,059	16,917	16,788	16,181	14,822	15,471	15,103	14,630	14,700	14,401	13,672	12,773	13,887	15,036	15,086	14,666	14,132	13,832	13,524	13,672	13,447	12,825	13,492	13,043	12,667	12,134	11,286	12,094	12,163	12,977	13,141	13,219	12,892	12,932	12,710	12,378	12,447	12,839	12,703	12,554	12,605	12,239	11,941	11,779	11,719	11,994	11,651	11,240	10,904	10,465	10,366	10,086	10,089	10,287	10,232	10,348	9,923	10,187	9,892	9,874	9,610	9,807	10,151	10,301	10,091	9,366	9,587	10,268	9,838	10,303	10,183	10,000
WisdomTree Japan Hedged Equity Index
Account Value [Line Items]
Account Value	28,649	28,379	29,239	29,205	27,708	27,833	26,958	27,352	28,535	28,608	28,108		27,689	27,605	26,195	24,490	22,340	22,543	21,202	21,872	21,344	21,028	20,457	18,545	17,728	17,218	17,022	16,509	15,760	16,300	15,350	14,595	15,522	15,235	14,772	15,092	14,860	15,091	14,404	14,447	14,587	13,828	14,345	14,564	13,920	13,607	13,961	13,825	13,453	13,834	12,965	12,477	12,295	11,766	10,634	10,884	10,867	9,931	10,488	10,525	9,886	9,371	10,484	11,603	11,924	11,759	11,530	10,856	10,127	10,619	10,536	10,111	11,084	10,762	10,840	10,679	10,002	11,186	11,182	12,266	11,644	11,743	11,475	11,554	11,877	11,522	11,938	12,425	12,253	11,915	11,781	11,180	10,637	10,676	10,579	10,227	10,207	10,096	10,185	10,019	9,964	9,563	8,941	8,405	8,530	8,205	7,568	8,645	8,445	8,520	8,114	9,077	9,843	10,096	9,920	8,853	9,633	10,515	10,522	10,948	10,353	10,000
MSCI Japan Small Cap Local Currency Index
Account Value [Line Items]
Account Value	20,941	20,623	21,287	21,211	20,571	20,605	20,526	20,364	20,853	20,586	20,413		20,354	20,555	19,615	18,994	18,231	18,173	17,480	17,960	18,079	17,768	17,368	16,418	16,281	15,801	15,671	15,425	15,055	15,496	15,136	14,750	15,251	14,995	14,504	14,442	14,427	14,619	14,369	14,153	14,940	14,472	15,461	15,695	15,290	14,859	15,096	14,735	14,829	15,170	14,102	13,794	13,706	13,275	12,524	12,969	12,501	11,545	12,106	12,240	11,285	10,740	11,457	13,063	13,554	13,425	13,143	12,464	11,813	12,202	11,954	11,760	12,575	12,389	12,408	11,995	11,465	12,972	12,552	13,953	13,434	13,649	13,624	13,785	13,916	13,506	13,669	14,154	14,013	13,708	13,447	12,880	12,396	12,218	12,101	11,799	11,472	11,275	11,342	11,072	11,053	10,607	10,265	9,761	9,461	9,717	9,232	10,040	9,684	9,749	9,215	9,987	10,598	10,772	10,412	9,687	10,167	10,762	10,671	10,666	10,165	10,000
WisdomTree Japan Hedged SmallCap Equity Index
Account Value [Line Items]
Account Value	$ 28,694	$ 27,974	$ 28,563	$ 28,582	$ 27,537	$ 27,289	$ 27,096	$ 27,017	$ 28,054	$ 27,756	$ 27,215		$ 26,918	$ 26,903	$ 25,660	$ 24,808	$ 23,597	$ 23,191	$ 22,135	$ 22,382	$ 22,004	$ 21,366	$ 20,536	$ 19,147	$ 19,064	$ 18,554	$ 18,349	$ 17,820	$ 17,149	$ 17,414	$ 16,904	$ 16,460	$ 16,811	$ 16,501	$ 15,960	$ 15,734	$ 15,686	$ 15,721	$ 15,808	$ 15,466	$ 15,953	$ 15,177	$ 16,257	$ 16,517	$ 16,070	$ 15,674	$ 15,733	$ 15,403	$ 15,448	$ 15,965	$ 14,682	$ 14,308	$ 14,217	$ 13,756	$ 13,260	$ 13,741	$ 13,253	$ 12,226	$ 12,907	$ 13,080	$ 12,170	$ 11,618	$ 12,382	$ 14,126	$ 14,784	$ 14,476	$ 14,167	$ 13,224	$ 12,396	$ 12,962	$ 12,739	$ 12,413	$ 13,411	$ 13,214	$ 13,388	$ 12,975	$ 12,442	$ 14,062	$ 13,681	$ 15,092	$ 14,501	$ 14,803	$ 14,605	$ 14,741	$ 14,943	$ 14,401	$ 14,702	$ 15,169	$ 15,041	$ 14,580	$ 14,364	$ 13,750	$ 13,138	$ 12,974	$ 12,793	$ 12,359	$ 12,120	$ 11,877	$ 11,996	$ 11,644	$ 11,555	$ 11,025	$ 10,462	$ 9,778	$ 9,543	$ 9,614	$ 8,917	$ 9,916	$ 9,594	$ 9,697	$ 9,161	$ 10,085	$ 10,705	$ 10,853	$ 10,535	$ 9,787	$ 10,330	$ 10,877	$ 10,717	$ 10,742	$ 10,231	$ 10,000